Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 233,569
2026	108,574
2027	2,770
Total Lease Payments	344,913
Less Imputed Interest	(11,655)
Total	$ 333,258	$ 413,445